Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies
Schedule of contractual obligations	As of June 30,2024, the minimum future commitments under these agreements are as follows.

	Total	2025	2026
	US$	US$	US$
Operating lease commitments under lease agreements	160	128	32